Note 3 - Acquisitions (Detail) - Business Acquisitions, Pro Forma Revenue and Earnings: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Actual from acquired entities for 2012	$ 80,556
Actual from acquired entities for 2012	1,584
Revenues	2,337,366	2,365,160	2,208,688
Net Earnings	$ 41,287	$ 102,540	$ 52,446